Organization, Summary of Significant Accounting Policies and New Accounting Standards - Servicing Rights (Details) - class	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Social Finance, Inc.
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of classes of servicing assets	3	3